Basis of Preparation (Details) - Schedule of subsidiaries	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
International General Insurance Underwriting [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	United Arab Emirates
Activity	Reinsurance and insurance
Ownership	100.00%
Tiberius Acquisition Corporation [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	United States of America
Activity	Special purpose acquisition company
Ownership	100.00%
I.G.I Underwriting /Jordan “Exempted” [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	Jordan
Activity	Underwriting agency
Ownership	100.00%	100.00%
North Star Underwriting Limited [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	United Kingdom
Activity	Underwriting agency
Ownership	100.00%	100.00%
International General Insurance Co. Ltd. [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	Bermuda
Activity	Reinsurance and insurance
Ownership	100.00%	100.00%
International General Insurance Company (UK) Limited [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	United Kingdom
Activity	Reinsurance and insurance
Ownership	100.00%	100.00%
International General Insurance Company (Dubai) Ltd. [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	United Arab Emirates
Activity	Insurance intermediation and insurance management
Ownership	100.00%	100.00%
Specialty Malls Investment Company [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	Jordan
Activity	Real estate properties development and lease
Ownership	100.00%	100.00%
IGI Services Ltd [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	Cayman Islands
Activity	Owning and chartering aircraft
Ownership	100.00%	100.00%
International General Insurance Company Ltd. - Labuan Branch [Member]
Basis of Preparation (Details) - Schedule of subsidiaries [Line Items]
Country of incorporation	Malaysia
Activity	Reinsurance and insurance
Ownership	100.00%	100.00%